Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Cash, Uninsured Amount	$ 925,525	$ 1,660,153
Allowance for Doubtful Accounts, Premiums and Other Receivables	$ 15,000
Canadian Government Grants [Member] | Minimum [Member]
Grant Term	180 days	180 days
Canadian Government Grants [Member] | Maximum [Member]
Grant Term	1 year 180 days	1 year 180 days